May 5, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      The Dreyfus/Laurel Funds Trust

-Dreyfus Equity Income Fund

 (the "Fund")
            1933 Act File No.:  033-43846
            1940 Act File No.:  811-00524
            CIK No.:  0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in Post-Effective Amendment No. 215 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 13, 2017.

Please address any comments or questions to my attention at 412.234.1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal